Retirement benefits - Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Plan investment funds managed by insurance companies
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	₨ 859.1	$ 10.1	₨ 864.5
On merger of eHDFC	0.0	0.0	25.1
Realized interest credited to fund	70.2	0.8	64.0
Contribution during the period	88.6	1.0	70.9
Amount paid towards claim	(248.8)	(2.9)	(165.4)
Ending Balance	₨ 769.1	$ 9.0	₨ 859.1